CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Parenthetical) (Details 2) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	400,069,875	430,738,131
Ordinary shares, shares outstanding (in shares)	400,069,875	430,738,131
Parent
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	399,905,971	430,738,131
Ordinary shares, shares outstanding (in shares)	399,905,971	430,738,131